Mining Interests - Owned By Subsidiaries - Summary of Exploration Evaluation and Project Cost Incurred (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration Evaluation And Project Cost Incurred [Abstract]
Total exploration, evaluation and project expenditures	$ 114	$ 102
Less: amounts capitalized to mining interests	(52)	(68)
Total exploration, evaluation and project costs recognized in the Consolidated Statements of Earnings	$ 62	$ 34